Balance Sheet Components - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 15,723		$ 12,874
Less: Accumulated depreciation	(5,992)		(2,341)
Property and equipment, net	$ 9,731	$ 8,562	10,533
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Property, plant and equipment, gross	$ 5,084		2,683
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Property, plant and equipment, gross	$ 456		410
Automotive and Vehicle Hardware [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	5 years
Property, plant and equipment, gross	$ 93		93
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	3 years
Property, plant and equipment, gross	$ 104		104
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life (in years)	7 years
Property, plant and equipment, gross	$ 721		721
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Shorter of useful life or lease term
Property, plant and equipment, gross	$ 9,265		$ 8,863